united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/18

Item 1. Reports to Stockholders.

CENTERSTONE INVESTORS

2018 SEMI-ANNUAL REPORT

September 30, 2018

CENTERSTONE INVESTORS FUND

CLASS I	CLASS A	CLASS C
CENTX	CETAX	CENNX

CENTERSTONE INTERNATIONAL FUND

CLASS I	CLASS A	CLASS C
CINTX	CSIAX	CSINX

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers, if any, are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Centerstone Funds. This and other important information about the Funds are contained in the prospectus, which can be obtained by calling 877.314.9006. The prospectus should be read carefully before investing.

The Centerstone Funds are distributed by Northern Lights Distributors, LLC, Member FINRA/ SIPC. Centerstone Investors, LLC is not affiliated with Northern Lights Distributors, LLC.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

TABLE OF CONTENTS

3	CENTERSTONE’S DISTINCT INVESTMENT APPROACH

4	CENTERSTONE’S OPERATING PRINCIPLES

5	CENTERSTONE’S GUIDELINES TO INTELLIGENT INVESTING

6	SHAREHOLDER LETTER

CENTERSTONE INVESTORS FUND

10	Centerstone Investors Fund Overview

12	Portfolio of Investments

CENTERSTONE INTERNATIONAL FUND

20	Centerstone International Fund Overview

22	Portfolio of Investments

28	STATEMENTS OF ASSETS AND LIABILITIES

30	STATEMENTS OF OPERATIONS

31	STATEMENTS OF CHANGES IN NET ASSETS

FINANCIAL HIGHLIGHTS

32	Centerstone Investors Fund

34	Centerstone International Fund

36	NOTES TO FINANCIAL STATEMENTS

52	FUNDS’ EXPENSES

55	SUPPLEMENTAL INFORMATION

56	PRIVACY POLICY

58	TRUSTEES & OFFICERS

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	1

2	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE’S DISTINCT INVESTMENT APPROACH

(Unaudited)

Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not “equity” analysts. Business analysis is a more holistic approach which includes the entirety of a firm’s capital structure and allows us, in our opinion, to more accurately gauge the prospects for impairment in business value.

“Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not ‘equity’ analysts.”

As the name of the firm states, we are investors, which implies a long-term time horizon. Since most peers operate on an annual cycle, they attempt to maximize short-term gains. Being privately owned with an employee ownership culture allows us, in our opinion, to more effectively align our interests with our investors.

We define risk simply as the chance for permanent loss of capital. Our distinct investment approach seeks to minimize losses at a portfolio level by trying to have adequate diversification of risks. We will default to cash and high quality bonds in the absence of qualifying investments. It is our belief that our risk management techniques on a security-level and portfolio-level attempt to address the risk most commonly defined by shareholders: volatility.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	3

CENTERSTONE’S OPERATING PRINCIPLES

(Unaudited)

TIME HORIZON

♦	Long-term investment horizon

♦	Emphasis on long-term earnings power, rather than current earnings

MARGIN OF SAFETY AND INTRINSIC VALUE

♦	Invest in a security after we have determined that the market price is lower than its intrinsic value, the difference being our margin of safety

♦	Margin of safety affords us a cushion to potentially avoid paying more than its intrinsic value

SEEK TO MANAGE RISK THROUGH BOTTOM-UP RESEARCH

♦	In our opinion, it is important to avoid highly leveraged businesses, specifically because they are more exposed to an impairment of value during periods of industry or economic distress

♦	Focus our efforts on understanding the likelihood of a change in the earnings power of a business due to changing competitive dynamics, technological challenges and regulations, among other factors

♦	In most cases, we will avoid shareholder-unfriendly businesses as it relates to management’s capital allocation decisions

GENERAL MARKET RISK WITHIN A BOTTOM-UP APPROACH

♦	In environments with an insufficient margin of safety, fully invested portfolio mandates can become too exposed to the risk of loss by owning potentially overvalued securities, while a more flexible policy may help to reduce that risk by holding a reserve in cash and high quality debt instruments

4	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

(Unaudited)

CENTERSTONE'S GUIDELINES TO INTELLIGENT INVESTING

A long-term time horizon and the avoidance of permanent capital loss are the keys to a successful investment strategy

Business quality, balance sheet quality, and management quality are as important as price in considering the difference between an investment and speculation

The flexibility to hold reserves is an important tool in the event that bottom-up search yields few opportunities

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	5

Abhay Deshpande, CFA CHIEF INVESTMENT OFFICER	DEAR FELLOW CENTERSTONE SHAREHOLDERS,

For the six-month period ended September 30, 2018 financial markets were mixed. Our home country led the pack with global markets behind and emerging markets extending their declines amid interest rate driven dollar strength. The common theme seems to be rising interest rate differentials between the United States and its trading partners, caused by an apparent divergence between growth prospects here and abroad. This divergence is a possibility, though the ground-level evidence we gather from our bottom-up work does not yet provide confirmation. On the contrary, when it comes to bottom-up results we still see strong earnings in most of our companies here and abroad. This may change for some of our multinationals if dollar appreciation persists, but by-and-large the period’s volatility is also blamed on macro themes which may or may not play out.

EMERGING OPPORTUNITIES

In this uncertain macro-themed environment, the Centerstone Funds continue to remain disciplined and focused on underlying businesses. At Centerstone, we are long-term global value investors. Being global gives us the option to look for opportunities as they arise. During the six-month time period, emerging markets extended their volatility and we reacted by adding to existing names and buying some new emerging market companies as well. In our experience, it is not unheard of for such wild moves, even with better businesses, as many emerging equity markets are often driven as much by foreign investor sentiment as by fundamental factors. Obviously, today’s sentiment towards emerging markets is poor and that could continue to affect the regions’ equity markets, including our businesses, regardless of underlying fundamentals. Over the long-term, however, fundamentals seem to win out in emerging markets, albeit with some drama.

6	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

SHAREHOLDER LETTER

September 30, 2018

I remember the Asian Financial Crisis of the late 1990s where companies were punished just for being in an emerging market; with that memory we are being cautious. As we watch the emerging markets crisis unfold we are focused on a few countries that we believe have a mistaken identity by being labeled “emerging markets.” In these moments the market is so top-down and macro that they punish every single type of company. From the bottom-up, we are finding high quality businesses that are selling below their intrinsic values and buying those companies unhedged as currencies have drastically fallen. We are being cautious in our approach and our preference in the region is for well-managed companies with good business fundamentals and if things get rocky enough we will stick to our playbook—have patience, do not panic and focus on the fundamentals.

AMAZON THREAT BASKET REVIEW

Outside of the emerging markets, which have depressed international equity market returns during this time period, a source of strength for the Funds, particularly the Centerstone Investors Fund (CENTX), has been the strong recovery of the components of our “Amazon threat basket.” Essentially investors were in a “shoot first ask questions later” mode with companies caught in Amazon’s crosshairs, which allowed us to pick up the shares of many solid companies including grocery stores, auto parts distribution, retail, energy services and health care distribution.

The fundamentals have proven to be quite resilient for most of the companies in the “Amazon threat basket” and prices have risen dramatically since purchasing shares of each company. This has proven especially useful in a year where our international portfolio has been retrenching after last year’s gains. We believe it is an early validation of our approach amid our effort to hopefully ensure its continuity. It is also another illustration of why we focus on the facts on the ground rather than opinions over the airwaves.

While volatility and macro noise cause uncertainty in the market this reinforces the importance of taking a long-term approach. Looking ahead we are excited by the prospects of our Funds as we have built the portfolios from a company-by-company basis without regard to external noise. You can expect us to continue to have patience, not to panic and focus on the fundamentals of individual companies.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	7

CENTERSTONE INVESTORS FUND

For the six-month period ended September 30, 2018, the Centerstone Investors Fund Class I shares (CENTX) returned 2.86% and Class A shares (CETAX) returned 2.69% compared with 4.83% for the MSCI ACWI Index and 6.80% for the MSCI World Index, respectively. The Fund’s reserves1 made up 18.58% of the portfolio as of September 30, 2018.

During the period, the Centerstone Investors Fund’s five largest contributors to performance were NOW (United States, US Equity, Industrials), Henry Schein (United States, US Equity, Health Care), O’Reilly Auto (United States, US Equity, Consumer Discretionary), Mosaic (United States, US Equity, Materials) and Grainger (United States, US Equity, Industrials), collectively adding 2.23% to performance. The five largest detractors were SPDR Gold (United States, Gold ETF), Valeo (France, Foreign Equity, Consumer Discretionary), Fresnillo (Mexico, Foreign Equity, Materials), Coast Capital Mercury Fund LP (United Kingdom, Private Fund, Industrials) and Nagaileben (Japan, Foreign Equity, Health Care), collectively subtracting 1.25% from performance.

CENTERSTONE INTERNATIONAL FUND

For the six-month period ended September 30, 2018, the Centerstone International Fund Class I shares (CINTX) returned –0.85% and Class A shares (CSIAX) returned –0.93% compared with –1.93% for the MSCI ACWI Ex-US Index and 0.10% for the MSCI EAFE Index, respectively. The Fund’s reserves1 made up 13.18% of the portfolio as of September 30, 2018.

During the period, the Centerstone International Fund’s five largest contributors to performance were Mosaic (United States, US Equity, Materials), Israel Chemicals (Israel, Foreign Equity, Materials), Air Liquide (France, Foreign Equity, Materials), Kerry Logistics (Hong Kong, Foreign Equity, Industrials) and Merlin Entertainments (United Kingdom, Foreign Equity, Consumer Discretionary), collectively adding 1.92% to performance. The five largest detractors were SPDR

[1]	Cash & cash equivalents, treasury securities and short-term high quality bonds.

8	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

SHAREHOLDER LETTER

September 30, 2018

Gold (United States, Gold ETF), Valeo (France, Foreign Equity, Consumer Discretionary), Fresnillo (Mexico, Foreign Equity, Materials), Nagaileben (Japan, Foreign Equity, Health Care) and Genting (Malaysia, Foreign Equity, Consumer Discretionary), collectively subtracting 1.63% from performance.

We appreciate our partnership and we look forward to writing you again.

Sincerely,

Abhay Deshpande, CFA
CHIEF INVESTMENT OFFICER

The commentary represents the opinion of Centerstone Investors as of September 2018 and is subject to change based on market and other conditions. These opinions are not intended to be a forecast of future events, a guarantee of future results or investment advice. Any statistics contained here have been obtained from sources believed to be reliable, but the accuracy of this information cannot be guaranteed. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the market performance of developed markets, excluding the US & Canada.

All indices provide total returns in US dollars with net dividends reinvested.

Investors are not able to invest directly in the indices referenced and unmanaged index returns do not reflect any fees, expenses or sales charges. The referenced indices are shown for general market comparisons.

7584-NLD-10/18/2018

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	9

CENTERSTONE INVESTORS FUND OVERVIEW (Unaudited)

Seeks to generate long-term growth of capital by investing across the globe	Global investments across industries, market capitalizations and capital structure	Invest in global equities and fixed income, with a bottom-up value approach. Weightings will vary depending on opportunities

PERFORMANCE	1 Month	3 Month	YTD	1 Year	2 Year	Since Inception*
Class I (CENTX)	0.51%	3.57%	2.41%	5.79%	7.40%	8.18%
Class A (CETAX)	0.42	3.50	2.25	5.48	7.08	7.88
Class A (CETAX) with Sales Charge†	–4.60	–1.66	–2.88	0.17	4.37	5.59
Class C (CENNX)	0.43	3.36	1.74	4.78	6.36	7.31
MSCI ACWI Index	0.44	4.28	3.83	9.77	14.13	14.18
MSCI World Index	0.56	4.98	5.43	11.24	14.65	14.30

*	Inception date is May 3, 2016

†	Class A Maximum Sales Charge is 5.00%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s total annual operating expenses, including acquired fund fees of 0.02%, gross of any fee waivers or expense reimbursements, is 1.61%, 2.36% and 1.36%, for Class A, Class C and Class I shares, respectively. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2020, to ensure that the net annual Fund operating expenses will not exceed 1.35%, 2.10% and 1.10% of the Investors Fund’s average net assets, for Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006. Investors are not able to invest directly in the indices referenced in the illustration above and unmanaged index returns do not reflect any fees, expenses or sales charges. Definitions for the indices can be found on page 11.

TOP 10 HOLDINGS§	% of Portfolio		% of Portfolio
Gold & Gold-Related (US)	3.28%	Vopak (NLD)	1.74%
Coast Capital Mercury		Kerry Logistics (HKG)	1.70
Fund LP (GBR)	2.54	Air Liquide (FRA)	1.61
Henry Schein (US)	2.31	Colgate-Palmolive (US)	1.56
ICA Gruppen (SWE)	1.86	Mekonomen (SWE)	1.53
Merlin Entertainments (GBR)	1.77	TOTAL	19.90%

§	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

10	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CLASS I		CLASS A		CLASS C
CENTX	♦	CETAX	♦	CENNX
(Unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund commenced operations May 3, 2016.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

An investment in the Fund entails risk including possible loss of principal. There can be no assurance that the Fund will achieve its investment objective.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	11

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares	Security	Value
COMMON STOCK — 68.99%
BRAZIL — 0.52%
663,551	Cielo SA	$2,004,512

CANADA — 2.49%
140,812	TransCanada Corp.	5,697,236
124,268	Metro, Inc.	3,865,667
		9,562,903
CHILE — 1.20%
130,374	Cia Cervecerias Unidas SA	3,637,435
102,546,552	Vina San Pedro Tarapaca SA	958,692
		4,596,127
DENMARK — 2.23%
161,237	ISS A/S	5,673,381
295,388	Matas A/S	2,888,161
		8,561,542
FINLAND — 0.89%
218,149	Tikkurila Oyj	3,419,307

FRANCE — 6.00%
46,839	Air Liquide SA	6,161,531
108,357	Valeo SA	4,705,217
33,080	Sodexo SA	3,508,146
35,979	Schneider Electric SE	2,894,899
28,962	Danone SA	2,242,877
17,666	Eiffage SA	1,972,349
4,402	LVMH Moet Hennessy Louis Vuitton SE	1,556,794
		23,041,813
GERMANY — 5.10%
87,577	Brenntag AG	5,405,379
43,082	Bayerische Motoren Werke AG	3,887,083
158,054	Hamburger Hafen und Logistik AG	3,714,216
42,403	Hornbach Holding AG & Co. KGaA	2,973,614
30,013	Fraport AG Frankfurt Airport Services Worldwide	2,651,827
31,679	Hornbach Baumarkt AG*	967,338
		19,599,457

See Accompanying Notes to Financial Statements.

12	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares	Security	Value
COMMON STOCK — 68.99% (continued)
HONG KONG — 3.22%
3,905,926	Kerry Logistics Network Ltd.	$6,516,238
343,000	Hongkong Land Holdings Ltd.	2,270,660
1,021,517	Mandarin Oriental International Ltd.	2,094,110
296,900	Hysan Development Co. Ltd.	1,499,983
		12,380,991
INDONESIA — 1.22%
3,778,562	Indocement Tunggal Prakarsa Tbk PT	4,691,031

IRELAND — 0.74%
40,000	Perrigo Co. PLC	2,832,000

ISRAEL — 0.71%
448,400	Israel Chemicals Ltd.	2,736,702

JAPAN — 4.66%
284,275	Mitsubishi Estate Co. Ltd.	4,833,826
371,995	Ichiyoshi Securities Co. Ltd.*	3,866,626
135,051	Nagaileben Co. Ltd.*	3,228,292
42,573	Aica Kogyo Co. Ltd.*	1,719,856
83,917	Sekisui Jushi Corp.*	1,591,631
9,752	Shimano, Inc.	1,571,547
5,796	FANUC Corp.	1,092,680
		17,904,458
MALAYSIA — 0.76%
1,545,000	Genting Bhd	2,915,658

MEXICO — 0.50%
178,482	Fresnillo PLC	1,910,853

NETHERLANDS — 2.36%
135,793	Koninklijke Vopak NV	6,691,198
102,927	Koninklijke Ahold Delhaize NV	2,360,193
		9,051,391
SINGAPORE — 0.44%
203,369	Oversea-Chinese Banking Corp. Ltd.	1,701,870

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	13

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares	Security	Value
COMMON STOCK — 68.99% (continued)
SOUTH KOREA — 0.53%
21,700	KT&G Corp.	$2,034,528

SPAIN — 1.04%
1,825,750	Prosegur Cash SA	4,002,160

SWEDEN — 4.77%
225,254	ICA Gruppen AB	7,147,380
413,326	Mekonomen AB*	5,878,480
164,836	Loomis AB	5,308,196
		18,334,056
SWITZERLAND — 4.12%
51,173	Novartis AG	4,400,857
14,999	Roche Holding AG	3,633,597
43,050	Nestle SA	3,589,108
5,386	Swatch Group AG	2,141,997
25,442	Cie Financiere Richemont SA	2,073,935
		15,839,494
THAILAND — 4.13%
565,160	Siam City Cement PCL	4,368,893
6,318,000	Krung Thai Bank PCL	3,946,308
7,742,100	Thai Beverage PCL	3,851,087
484,400	Bangkok Bank PCL	3,265,281
65,350	Bangkok Bank PCL (NVDR)	424,351
		15,855,920
UNITED KINGDOM — 2.47%
1,302,388	Merlin Entertainments PLC	6,796,926
87,363	Spectris PLC	2,702,112
		9,499,038

See Accompanying Notes to Financial Statements.

14	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares	Security	Value
COMMON STOCK — 68.99% (continued)
UNITED STATES — 18.89%
104,294	Henry Schein, Inc.*	$8,868,119
89,716	Colgate-Palmolive Co.	6,006,486
165,856	Mosaic Co.	5,387,003
100,963	Tapestry, Inc.	5,075,410
11,208	O’Reilly Automotive, Inc.*	3,892,763
27,455	United Technologies Corp.	3,838,484
31,400	Carlisle Cos, Inc.	3,824,520
48,540	Scotts Miracle-Gro Co.	3,821,554
46,900	Emerson Electric Co.	3,591,602
40,518	Target Corp.	3,574,093
20,000	Mohawk Industries, Inc.*	3,507,000
211,794	NOW, Inc.*	3,505,191
26,553	TJX Cos; Inc.	2,974,467
12,629	3M Co.	2,661,057
35,558	CarMax, Inc.*	2,655,116
46,826	Sonoco Products Co.	2,598,843
7,206	Grainger, Inc.	2,575,496
10,536	McDonald’s Corp.	1,762,567
7,000	FleetCor Technologies, Inc.*	1,594,880
10,000	State Street Corp.	837,800
		72,552,451

TOTAL COMMON STOCK (Cost — $250,482,665)		265,028,262

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	15

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Principal	Security	Coupon	Maturity	Value
BONDS & NOTES — 6.20%
LUXEMBOURG — 0.40%
$1,550,000	Allergan Funding SCS	2.45%	6/15/2019	$1,544,878

NETHERLANDS — 0.18%
701,000	LyondellBasell Industries NV	5.00%	4/15/2019	704,512

SWITZERLAND — 0.19%
700,000	UBS Group Funding Switzerland AG,
	Quarterly US LIBOR +1.7800 — 144A**	4.12%	4/14/2021	721,790

UNITED STATES — 5.43%
2,550,000	PHI, Inc.	5.25%	3/15/2019	2,428,875
2,083,000	American Electric Power Co., Inc.	2.15%	11/13/2020	2,038,592
2,000,000	Apple, Inc.,
	Quarterly US LIBOR +0.5000**	2.84%	2/9/2022	2,026,054
1,700,000	Goldman Sachs Group, Inc.,
	Quarterly US LIBOR +1.6000**	3.92%	11/29/2023	1,770,365
1,500,000	CVS Health Corp.,
	Quarterly US LIBOR +0.6300**	2.96%	3/9/2020	1,507,723
1,500,000	Xilinx, Inc.	2.13%	3/15/2019	1,497,369
1,500,000	JM Smucker Co.	2.50%	3/15/2020	1,485,657
1,500,000	Ford Motor Credit Co. LLC	2.68%	1/9/2020	1,484,391
1,146,000	Wells Fargo & Co.,
	Quarterly US LIBOR +1.3400**	3.66%	3/4/2021	1,172,054
1,000,000	Synchrony Financial	2.60%	1/15/2019	999,178
1,000,000	Newell Brands, Inc.	2.88%	12/1/2019	998,212
1,000,000	United Technologies Corp.	1.90%	5/4/2020	979,671
812,000	Ford Motor Credit Co. LLC	2.55%	10/5/2018	812,000
800,000	Mondelez International, Inc.,
	Quarterly US LIBOR +0.5200**	2.86%	2/1/2019	801,074
500,000	Wells Fargo & Co.,
	Quarterly US LIBOR +0.6800**	3.02%	1/30/2020	503,266
350,000	Clear Channel Worldwide Holdings, Inc.	7.63%	3/15/2020	350,875
				20,855,356

TOTAL BONDS & NOTES (Cost — $23,923,120)				23,826,536

See Accompanying Notes to Financial Statements.

16	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares	Security	Value
EXCHANGE TRADED FUND — COMMODITY — 3.28%
111,656	SPDR Gold Shares*	$12,590,330
TOTAL COMMODITY (Cost — $13,142,378)

Principal	Security	Coupon	Maturity	Value
PREFERRED STOCK — 2.93%
182,657	Goldman Sachs Group, Inc.,
	Quarterly US LIBOR +0.7500%**	4.00%	11/13/2018	4,201,111
161,780	Bank of America Corp.,
	Quarterly US LIBOR +0.5000%**	4.00%	11/13/2018	3,955,521
78,939	Pacific Gas & Electric Co.	5.50%	Perpetual	1,922,165
53,448	Pacific Gas & Electric Co.	5.00%	Perpetual	1,159,474
TOTAL PREFERRED STOCK (Cost — $10,914,696)				11,238,271

Shares	Security	Value
PRIVATE INVESTMENT FUND — 2.53%
8,389,676	Coast Capital Mercury Fund LP*#	9,732,024
TOTAL PRIVATE INVESTMENT FUND (Cost — $11,100,000)

REAL ESTATE INVESTMENT TRUSTS — 2.48%
18,350	Unibail-Rodamco SE	3,690,500
65,590	Ventas, Inc.	3,566,784
136,952	Monmouth Real Estate Investment Corp.	2,289,837
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost — $9,756,824)		9,547,121

RIGHTS — 0.33%
1,653,304	Mekonomen AB*#	1,259,408
TOTAL RIGHTS (Cost — $1,171,967)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	17

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Principal	Security	Coupon	Maturity	Value
US GOVERNMENT & AGENCY OBLIGATIONS — 8.09%
US TREASURY NOTES/BONDS — 8.09%
25,700,000	United States Treasury Note	1.38%	7/31/2019	25,446,012
3,000,000	United States Treasury Note	1.25%	8/31/2019	2,962,383
2,700,000	United States Treasury Note	1.38%	9/30/2019	2,665,934
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $31,403,158)				31,074,329

Shares	Security	Value
SHORT-TERM INVESTMENTS — 4.90%
MONEY MARKET FUND — 3.99%
15,325,052	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.91%^	$15,325,052

Principal	Security	Coupon	Maturity	Value
US TREASURY OBLIGATIONS — 0.91%
$3,500,000	United States Treasury Bill	0.00%	10/18/2018	3,496,583

TOTAL SHORT-TERM INVESTMENTS (Cost — $18,821,821)				18,821,635

TOTAL INVESTMENTS — 99.73% (Cost — $370,716,629)				$383,117,916
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.27%				1,028,544
NET ASSETS — 100.00%				$384,146,460

NVDR:	Non-Voting Depositary Receipt

PCL:	Public Company Limited

PLC:	Public Limited Company

*	Non-income producing security

**	Floating rate security

#	Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities as of September 30, 2018 amounted to $10,991,432, which represents approximately 2.86% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the main underlying holding of Coast Capital Mercury Fund LP.

^	Interest rate reflects seven-day effective yield on September 30, 2018.

144A —	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $721,790 or 0.19% of net assets.

See Accompanying Notes to Financial Statements.

18	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

As of September 30, 2018 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS

			Local
			Currency		US $
			Amount		Value at	Unrealized
Foreign	Settlement		Purchased/	US $	September	Appreciation/
Currency	Date	Counterparty	Sold	Equivalent	30, 2018	(Depreciation)*

To Buy:
Chilean Peso	12/13/2018	State Street Bank	1,000,000,000	$1,532,600	$1,521,574	$(11,026)
Danish Krone	1/9/2019	State Street Bank	6,000,000	954,270	943,121	(11,149)
Swiss Franc	10/19/2018	State Street Bank	1,200,000	1,225,212	1,224,883	(329)
				$3,712,082	$3,689,578	$(22,504)

To Sell:
Canadian Dollar	10/19/2018	State Street Bank	2,300,000	$1,823,486	$1,781,433	$42,053
Chilean Peso	12/13/2018	State Street Bank	1,000,000,000	1,581,200	1,521,574	59,626
Danish Krone	1/9/2019	State Street Bank	6,000,000	954,768	943,121	11,647
Euro	1/9/2019	State Street Bank	7,275,000	8,623,421	8,522,742	100,679
Japanese Yen	1/24/2019	State Street Bank	236,500,000	2,150,471	2,102,354	48,117
Swiss Franc	10/19/2018	State Street Bank	1,200,000	1,260,743	1,224,883	35,860
				$16,394,089	$16,096,107	$297,982

*	The amount represents fair value derivative instruments subject to foreign currency risk exposure as of September 30, 2018.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	19

CENTERSTONE INTERNATIONAL FUND OVERVIEW (Unaudited)

Seeks to generate long-term growth of capital by investing across international markets, including developed and emerging	Non-US investments across industries, market capitalizations and capital structure	Invest majority of assets in foreign equities with flexibility to invest in fixed income, with a bottom-up value approach

PERFORMANCE	1 Month	3 Month	YTD	1 Year	2 Year	Since Inception*
Class I (CINTX)	0.60%	2.36%	–2.33%	0.40%	6.78%	7.92%
Class A (CSIAX)	0.60	2.27	–2.50	0.15	6.54	7.72
Class A (CSIAX)
Class A (CSIAX) with Sales Charge†	–4.41	–2.82	–7.36	–4.83	3.86	5.43
with Sales Charge†
Class C (CSINX)	0.52	2.03	–3.10	–0.63	5.79	7.09
MSCI ACWI ex-US Index	0.46	0.71	–3.09	1.76	10.33	10.83
MSCI EAFE Index	0.87	1.35	–1.43	2.74	10.62	10.24

*	Inception date is May 3, 2016

†	Class A Maximum Sales Charge is 5.00%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s total annual operating expenses, including acquired fund fees of 0.02%, gross of any fee waivers or expense reimbursements, is 1.77%, 2.52% and 1.52%, for Class A, Class C and Class I shares, respectively. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2020, to ensure that the net annual Fund operating expenses will not exceed 1.35%, 2.10% and 1.10% of the International Fund’s average net assets, for Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006. Investors are not able to invest directly in the indices referenced in the illustration above and unmanaged index returns do not reflect any fees, expenses or sales charges. Definitions for the indices can be found on page 21.

TOP 10 HOLDINGS§	% of Portfolio		% of Portfolio
Gold & Gold-Related (US)	3.31%	Merlin Entertainments (GBR)	2.50%
Air Liquide (FRA)	2.78	TransCanada (CAN)	2.40
ICA Gruppen (SWE)	2.76	Vopak (NLD)	2.29
Coast Capital Mercury		Brenntag (DEU)	2.25
Fund LP (GBR)	2.57	Loomis (SWE)	2.11
Kerry Logistics (HKG)	2.55	TOTAL	25.52%

§	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

20	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CLASS I		CLASS A		CLASS C
CINTX	♦	CSIAX	♦	CSINX
(Unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund commenced operations May 3, 2016.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the market performance of developed markets, excluding the US & Canada.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

An investment in the Fund entails risk including possible loss of principal. There can be no assurance that the Fund will achieve its investment objective.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	21

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares	Security	Value
COMMON STOCK — 78.46%
BRAZIL — 0.78%
521,449	Cielo SA	$1,575,238

CANADA — 4.00%
117,707	TransCanada Corp.	4,762,411
105,757	Metro, Inc.	3,289,836
		8,052,247
CHILE — 1.90%
108,423	Cia Cervecerias Unidas SA	3,025,002
84,677,397	Vina San Pedro Tarapaca SA	791,636
		3,816,638
DENMARK — 3.14%
116,742	ISS A/S	4,107,754
225,755	Matas A/S	2,207,323
		6,315,077
FINLAND — 1.33%
170,168	Tikkurila Oyj	2,667,244

FRANCE — 10.22%
42,308	Air Liquide SA	5,565,491
82,730	Valeo SA	3,592,409
35,997	Schneider Electric SE	2,896,347
26,728	Sodexo SA	2,834,514
19,759	Eiffage SA	2,206,025
25,864	Danone SA	2,002,962
4,147	LVMH Moet Hennessy Louis Vuitton SE	1,466,611
		20,564,359
GERMANY — 7.71%
73,076	Brenntag AG	4,510,356
38,856	Bayerische Motoren Werke AG	3,505,792
113,082	Hamburger Hafen und Logistik AG	2,657,389
32,118	Hornbach Holding AG & Co. KGaA	2,252,353
21,382	Fraport AG Frankfurt Airport Services Worldwide	1,889,227
22,938	Hornbach Baumarkt AG*	700,426
		15,515,543
HONG KONG — 5.26%
3,056,377	Kerry Logistics Network Ltd.	5,098,940
303,350	Hongkong Land Holdings Ltd.	2,008,177
353,900	Hysan Development Co. Ltd.	1,787,956
817,083	Mandarin Oriental International Ltd.	1,675,020
		10,570,093

See Accompanying Notes to Financial Statements.

22	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares	Security	Value
COMMON STOCK — 78.46% (continued)
INDONESIA — 1.75%
2,837,613	Indocement Tunggal Prakarsa Tbk PT	$3,522,856

ISRAEL — 1.17%
384,127	Israel Chemicals Ltd.	2,344,427

JAPAN — 7.69%
225,025	Mitsubishi Estate Co. Ltd.	3,826,336
127,024	Nagaileben Co. Ltd.*	3,036,412
284,605	Ichiyoshi Securities Co. Ltd.*	2,958,269
52,442	Aica Kogyo Co. Ltd.*	2,118,542
8,438	Shimano, Inc.	1,359,794
65,333	Sekisui Jushi Corp.*	1,239,153
4,914	FANUC Corp.	926,403
		15,464,909
MALAYSIA — 1.27%
1,358,000	Genting Bhd	2,562,759

MEXICO — 0.77%
144,240	Fresnillo PLC	1,544,253

NETHERLANDS — 3.28%
92,857	Koninklijke Vopak NV	4,575,527
87,784	Koninklijke Ahold Delhaize NV	2,012,953
		6,588,480
SINGAPORE — 1.07%
255,901	Oversea-Chinese Banking Corp. Ltd.	2,141,478

SOUTH KOREA — 0.89%
19,100	KT&G Corp.	1,790,760

SPAIN — 1.54%
1,411,571	Prosegur Cash SA	3,094,253

SWEDEN — 6.67%
174,126	ICA Gruppen AB	5,525,073
131,349	Loomis AB	4,229,818
257,348	Mekonomen AB*	3,660,102
		13,414,993

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	23

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares	Security	Value
COMMON STOCK — 78.46% (continued)
SWITZERLAND — 6.42%
37,579	Novartis AG	$3,231,779
35,605	Nestle SA	2,968,414
12,245	Roche Holding AG	2,966,424
24,753	Cie Financiere Richemont SA	2,017,770
4,336	Swatch Group AG	1,724,415
		12,908,802
THAILAND — 6.15%
422,204	Siam City Cement PCL	3,263,791
4,941,000	Krung Thai Bank PCL	3,086,215
6,171,200	Thai Beverage PCL	3,069,687
390,300	Bangkok Bank PCL	2,630,965
49,450	Bangkok Bank PCL (NVDR)	321,104
		12,371,762
UNITED KINGDOM — 3.47%
958,051	Merlin Entertainments PLC	4,999,894
64,055	Spectris PLC	1,981,202
		6,981,096
UNITED STATES — 1.98%
122,870	Mosaic, Co.	3,990,818

TOTAL COMMON STOCK (Cost — $156,270,578)		157,798,085

EXCHANGE TRADED FUND — COMMODITY — 3.29%
58,780	SPDR Gold Shares*	6,628,033
TOTAL COMMODITY (Cost — $6,942,162)

PRIVATE INVESTMENT FUND — 2.56%
4,435,630	Coast Capital Mercury Fund LP*#	5,145,331
TOTAL PRIVATE INVESTMENT FUND (Cost — $5,900,000)

REAL ESTATE INVESTMENT TRUSTS — 1.60%
16,017	Unibail-Rodamco SE	3,221,294
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost — $3,820,489)

RIGHTS — 0.39%
1,029,392	Mekonomen AB*#	784,142
TOTAL RIGHTS (Cost — $759,387)

See Accompanying Notes to Financial Statements.

24	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Principal	Security	Coupon	Maturity	Value
US GOVERNMENT & AGENCY OBLIGATIONS — 9.25%
US TREASURY NOTES/BONDS — 9.25%
$12,000,000	United States Treasury Note	1.38%	7/31/2019	$11,881,406
4,500,000	United States Treasury Note	1.25%	8/31/2019	4,443,574
2,300,000	United States Treasury Note	1.38%	9/30/2019	2,270,980
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $18,797,826)				18,595,960

Shares	Security			Value
SHORT-TERM INVESTMENTS — 3.58%
MONEY MARKET FUND — 2.84%
5,706,259	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.91%^			5,706,259

Principal	Security	Coupon	Maturity	Value
US TREASURY OBLIGATIONS — 0.74%
$1,500,000	United States Treasury Bill	0.00%	10/18/2018	1,498,535

TOTAL SHORT-TERM INVESTMENTS (Cost — $7,204,875)				7,204,794

TOTAL INVESTMENTS — 99.13% (Cost — $199,695,317)				$199,377,639
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.87%				1,750,795
NET ASSETS — 100.00%				$201,128,434

NVDR:	Non-Voting Depositary Receipt

LP:	Limited Partnership

PCL:	Public Company Limited

PLC:	Public Limited Company

*	Non-income producing security

#	Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities as of September 30, 2018 amounted to $5,929,473, which represents approximately 2.95% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the main underlying holding of Coast Capital Mercury Fund LP.

^	Interest rate reflects seven-day effective yield on September 30, 2018.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	25

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

As of September 30, 2018 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS

			Local
			Currency		US $
			Amount		Value at	Unrealized
Foreign	Settlement		Purchased/	US $	September	Appreciation/
Currency	Date	Counterparty	Sold	Equivalent	30, 2018	(Depreciation)*
To Buy:
Chilean Peso	12/13/2018	State Street Bank	800,000,000	$1,226,080	$1,217,259	$(8,821)
Danish Krone	1/9/2019	State Street Bank	4,500,000	715,703	707,342	(8,361)
Swiss Franc	10/19/2018	State Street Bank	1,050,000	1,072,061	1,071,774	(287)
				$3,013,844	$2,996,375	$(17,469)

To Sell:
Canadian Dollar	10/19/2018	State Street Bank	2,000,000	$1,585,640	$1,549,072	$36,568
Chilean Peso	12/13/2018	State Street Bank	800,000,000	1,264,960	1,217,259	47,701
Danish Krone	1/9/2019	State Street Bank	4,500,000	716,076	707,341	8,735
Euro	1/9/2019	State Street Bank	5,900,000	6,993,565	6,911,915	81,650
Japanese Yen	1/24/2019	State Street Bank	220,000,000	2,000,438	1,955,678	44,760
Swiss Franc	10/19/2018	State Street Bank	1,050,000	1,103,150	1,071,773	31,377
				$13,663,829	$13,413,038	$250,791

*	The amount represents fair value derivative instruments subject to foreign currency risk exposure as of September 30, 2018.

See Accompanying Notes to Financial Statements.

26	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	27

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Assets:
Investments in securities, at cost	$370,716,629	$199,695,317
Investments in securities, at value	$383,117,916	$199,377,639
Foreign currency, at value (Cost $89,052 and $70,681, respectively)	89,048	70,678
Cash	18,563	15,812
Cash collateral for forward foreign currency contracts	140,000	520,000
Interest and dividends receivable	692,321	392,395
Foreign tax reclaim receivable	328,553	271,315
Receivable for securities sold	723,889	396,509
Receivable for fund shares sold	964,254	125,350
Unrealized appreciation on open forward foreign currency contracts	297,982	250,791
Prepaid expenses and other assets	12,441	13,769
Total Assets	386,384,967	201,434,258

Liabilities:
Payable for securities purchased	1,557,672	—
Payable for fund shares redeemed	272,059	69,759
Unrealized depreciation on open forward foreign currency contracts	22,504	17,469
Payable to advisor	255,554	114,424
Payable for distribution fees	18,561	11,861
Payable for trustee fees	26,111	18,627
Accrued expenses and other liabilities	86,046	73,684
Total Liabilities	2,238,507	305,824

Net Assets	$384,146,460	$201,128,434

Net Assets consist of:
Paid in capital (par value $0.001 per share)	$359,839,460	$194,978,242
Accumulated undistributed net investment income	2,198,665	1,478,340
Accumulated undistributed net realized gain on investments and foreign currency transactions	9,435,700	4,759,167
Net unrealized appreciation (depreciation) on investments and foreign currency translations	12,672,635	(87,315)
Net Assets	$384,146,460	$201,128,434

See Accompanying Notes to Financial Statements.

28	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Net Asset Value Per Share
Class I Shares:
Net Assets	$332,035,559	$166,286,789
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	27,953,230	14,179,423
Net asset value, offering and redemption price per share*	$11.88	$11.73

Class A Shares:**
Net Assets	$38,253,818	$26,994,442
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	3,235,661	2,306,887
Net asset value, and redemption price per share*	$11.82	$11.70
Offering price per share (NAV per share plus maximum sales charge of 5%)	$12.44	$12.32

Class C Shares:
Net Assets	$13,857,083	$7,847,203
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,184,599	679,231
Net asset value, offering and redemption price per share*	$11.70	$11.55
Redemption proceeds per share (NAV per share less maximum contigent deferred sales charge)^	$11.58	$11.44

*	Each Fund will deduct a 2.00% redemption fee on the redemption amount if you sell your shares less than 30 days after purchase.

**	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.

^	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	29

CENTERSTONE INVESTORS
STATEMENTS OF OPERATIONS (Unaudited)
Six-Months ended September 30, 2018

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Investment Income:
Interest income	$745,532	$202,022
Dividend income	4,850,887	3,346,220
Less: Foreign withholding taxes	(479,795)	(411,375)
Total Investment Income	5,116,624	3,136,867

Operating Expenses:
Investment advisory fees	1,559,646	812,735
Distribution fees — Class A Shares	53,820	35,251
Distribution fees — Class C Shares	42,508	31,040
Shareholder servicing fees	160,577	120,222
Administration fees	80,898	46,553
Trustees’ fees	55,946	41,212
Custodian fees	48,679	46,294
Registration & filing fees	30,082	30,082
Legal fees	24,428	18,373
Chief Compliance Officer fees	20,222	13,527
Others expenses	40,897	25,240
Total Operating Expenses	2,117,703	1,220,529
Less: Fees waived by the advisor	(112,420)	(159,677)
Net Operating Expenses	2,005,283	1,060,852
Net Investment Income	3,111,341	2,076,015

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain from:
Investments	5,059,590	1,814,262
Forward foreign currency contracts	862,421	706,941
	5,922,01 1	2,521,203
Net change in unrealized appreciation (depreciation) from:
Investments	500,932	(6,348,786)
Foreign currency translations	(10,646)	(10,921)
Forward foreign currency contracts	371,688	327,425
	861,974	(6,032,282)

Net Realized and Unrealized Gain (Loss)	6,783,985	(3,511,079)

Net Increase (Decrease) in Net Assets Resulting From Operations	$9,895,326	$(1,435,064)

See Accompanying Notes to Financial Statements.

30	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
STATEMENTS OF CHANGES IN NET ASSETS

	Centerstone		Centerstone
	Investors Fund		International Fund
	Six-Months Ended	Year	Six-Months Ended	Year
	September 30, 2018	Ended	September 30, 2018	Ended
	(Unaudited)	March 31, 2018	(Unaudited)	March 31, 2018
Operations:
Net investment income	$3,111,341	$1,639,525	$2,076,015	$718,575
Net realized gain from investments and forward foreign currency contracts	5,922,011	3,576,182	2,521,203	2,860,841
Net change in unrealized appreciation (depreciation) on investments foreign currency translations and forward foreign currency contacts	861,974	9,228,922	(6,032,282)	3,787,613
Net Increase (Decrease) in Net Assets Resulting From Operations	9,895,326	14,444,629	(1,435,064)	7,367,029
Distributions to Shareholders From:
Net Investment Income:
Class I	—	(955,240)	—	(260,620)
Class A	—	(63,381)	—	(12,021)
Class C	—	(3,689)	—	—
Net Realized Gains:
Class I	—	(1,352,968)	—	(1,482,989)
Class A	—	(128,262)	—	(201,144)
Class C	—	(39,914)	—	(59,922)
Total Distributions to Shareholders	—	(2,543,454)	—	(2,016,696)
Fund Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	73,872,689	177,705,651	51,302,652	101,883,963
Class A	22,279,452	28,089,225	19,367,899	17,770,109
Class C	5,737,202	7,473,001	2,579,311	4,685,357
Reinvestment of distributions
Class I	—	2,063,884	—	1,463,175
Class A	—	190,928	—	205,503
Class C	—	42,398	—	58,393
Redemption fee proceeds
Class I	5,107	2,765	4,655	2,601
Class A	574	255	893	357
Class C	186	74	214	88
Cost of shares redeemed
Class I	(15,085,224)	(16,756,170)	(19,291,063)	(13,149,876)
Class A	(13,732,973)	(9,426,539)	(14,841,690)	(2,254,413)
Class C	(303,169)	(142,630)	(444,487)	(243,509)
Net Increase in Net Assets From Share Transactions of Beneficial Interest	72,773,844	189,242,842	38,678,384	110,421,748
Total Increase in Net Assets	82,669,170	201,144,017	37,243,320	115,772,081
Net Assets:
Beginning of Period	301,477,290	100,333,273	163,885,114	48,113,033
End of Period*	$384,146,460	$301,477,290	$201,128,434	$163,885,114
* Includes accumulated undistributed net investment income at end of period	$2,198,665	$30,237	$1,478,340	$12,969

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	31

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from investment operations:			Less distributions:
	Net asset value, beginning of period	Net investment income (loss)**	Net realized and un- realized gain	Total income from investment operations	From net investment income	From net realized gains	Total distribu- tions
Class I
Six-Months Ended September 30, 2018 (Unaudited)	$11.55	0.11	0.22	0.33	—	—	—
Year Ended March 31, 2018	$10.64	0.10	0.94	1.04	(0.05)	(0.08)	(0.13)
Period Ended March 31, 2017*	$10.00	0.07	0.63	0.70	(0.05)	(0.01)	(0.06)
Class A
Six-Months Ended September 30, 2018 (Unaudited)	$11.51	0.09	0.22	0.31	—	—	—
Year Ended March 31, 2018	$10.62	0.07	0.94	1.01	(0.04)	(0.08)	(0.12)
Period Ended March 31, 2017*	$10.00	0.04	0.64	0.68	(0.05)	(0.01)	(0.06)
Class C
Six-Months Ended September 30, 2018 (Unaudited)	$11.43	0.04	0.23	0.27	—	—	—
Year Ended March 31, 2018	$10.59	(0.03)	0.96	0.93	(0.01)	(0.08)	(0.09)
Period Ended March 31, 2017*	$10.00	0.01	0.64	0.65	(0.05)	(0.01)	(0.06)

*	The Fund’s inception date is May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Not annualized.

‡	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

32	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

			Ratios/					Ratios of net
			Supple-					investment income
			mental	Ratios of expenses				(loss) to average
			Data:	to average net assets				net assets
Net			Net
asset			assets,
value,			end of	Before		After		Before		After		Portfolio
end of	Total		period	fee		fee		fee		fee		turnover
period	return‡		(in 000s)	waivers		waivers		waivers		waivers		rate

$11.88	2.86	% (1)	$332,036	1.17	% ^	1.10	% ^	1.78	% ^	1.85	% ^	14.79	% (1)

$11.55	9.82%		$264,705	1.34%		1.10%		0.65%		0.88%		20.55%

$10.64	7.02	% (1)	$90,803	2.42	% ^	1.10	% ^	(0.57	)% ^	0.75	% ^	33.34	% (1)

$11.82	2.69	% (1)	$38,254	1.42	% ^	1.35	% ^	1.51	% ^	1.58	% ^	14.79	% (1)

$11.51	9.49%		$28,609	1.59%		1.35%		0.41%		0.65%		20.55%

$10.62	6.77	% (1)	$8,910	2.55	% ^	1.35	% ^	(0.77	)% ^	0.44	% ^	33.34	% (1)

$11.70	2.36	% (1)	$13,857	2.17	% ^	2.10	% ^	0.70	% ^	0.77	% ^	14.79	% (1)

$11.43	8.74%		$8,164	2.34%		2.10%		(0.57)%		(0.30)%		20.55%

$10.59	6.50	% (1)	$621	3.86	% ^	2.10	% ^	(1.68	)% ^	0.08	% ^	33.34	% (1)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	33

CENTERSTONE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from				Less
		investment operations:				distributions:
				Net	Total
				realized	income
	Net	Net		and	from	From			Paid in
	asset	invest-		unreal-	invest-	net	From		capital
	value,	ment		ized	ment	invest-	net	Total	from
	beginning	income		gain	opera-	ment	realized	distribu-	redemp-
	of period	(loss)**		(loss)	tions	income	gains	tions	tion fees
Class I
Six-Months Ended September 30, 2018 (Unaudited)	$11.82	0.14		(0.23)	(0.09)	—	—	—	—
Year Ended March 31, 2018	$10.75	0.09		1.18	1.27	(0.03)	(0.17)	(0.20)	—
Period Ended March 31, 2017*	$10.00	0.03		0.79	0.82	(0.06)	(0.01)	(0.07)	—
Class A
Six-Months Ended September 30, 2018 (Unaudited)	$11.81	0.14		(0.25)	(0.11)	—	—	—	0.00	(2)
Year Ended March 31, 2018	$10.75	0.06		1.18	1.24	(0.01)	(0.17)	(0.18)	0.00	(2)
Period Ended March 31, 2017*	$10.00	0.06		0.75	0.81	(0.06)	(0.01)	(0.07)	0.01
Class C
Six-Months Ended September 30, 2018 (Unaudited)	$11.71	0.07		(0.23)	(0.16)	—	—	—	—
Year Ended March 31, 2018	$10.73	(0.04)		1.19	1.15	—	(0.17)	(0.17)	—
Period Ended March 31, 2017*	$10.00	0.00	(2)	0.79	0.79	(0.05)	(0.01)	(0.06)	—

*	The Fund’s inception date is May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Not annualized.

(2)	Amount is less than $0.005 per share.

‡	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

34	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

			Ratios/					Ratios of net
			Supple-					investment income
			mental	Ratios of expenses				(loss) to average
			Data:	to average net assets				net assets

Net			Net
asset			assets,
value,			end of	Before		After		Before		After		Portfolio
end of	Total		period	fee		fee		fee		fee		turnover
period	return‡		(in 000s)	waivers		waivers		waivers		waivers		rate

$11.73	(0.85	)% (1)	$166,287	1.28	% ^	1.10	% ^	2.16	% ^	2.34	% ^	10.95	% (1)
$11.82	11.90%		$135,303	1.50%		1.10%		0.33%		0.73%		20.86%
$10.75	8.32	% (1)	$40,395	2.91	% ^	1.10	% ^	(1.46	)% ^	0.35	% ^	19.46	% (1)

$11.70	(0.93	)% (1)	$26,994	1.53	% ^	1.35	% ^	2.14	% ^	2.32	% ^	10.95	% (1)
$11.81	11.53%		$22,772	1.75%		1.35%		0.13%		0.54%		20.86%
$10.75	8.27	% (1)	$6,510	3.17	% ^	1.35	% ^	(1.18	)% ^	0.65	% ^	19.46	% (1)

$11.55	(1.37	)% (1)	$7,847	2.28	% ^	2.10	% ^	1.11	% ^	1.29	% ^	10.95	% (1)
$11.71	10.70%		$5,810	2.50%		2.10%		(0.74)%		(0.34)%		20.86%
$10.73	8.02	% (1)	$1,208	3.90	% ^	2.10	% ^	(1.78	)% ^	0.02	% ^	19.46	% (1)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	35

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

1.	ORGANIZATION

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”), manages the Funds. The Funds’ inception date was May 3, 2016.

All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

36	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

a.	Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available at a Valuation Time, the Board has approved the use of a fair valuation pricing committee (the “Fair Value Committee”), to which it has delegated certain responsibilities. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over the counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Fair Value Committee in the case of securities for which the Fair Value Committee provides a fair value determination, at 4:00 pm Eastern Time (“ET”) or the nearest time prior to the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm ET, at which such foreign currency quotations are available.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Fair Value Committee believes another valuation is more appropriate.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	37

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the close of the NYSE, provided by a bank or dealer that the pricing agent or, if applicable, the Fair Value Committee believes to be reliable.

Securities in which the Funds invest may be traded in markets that close before 4:00 pm ET. Normally, developments that occur between the close of the foreign markets and 4:00 pm ET will not be reflected in a Fund’s NAV. However, the Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of 4:00 pm ET. The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated US market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model to fair value its foreign securities. The values assigned to a Fund’s foreign securities therefore may differ on occasion from reported market values.

The Trustees and the Advisor believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 pm ET.

Fair Valuation Process – If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Fair Value Committee is composed of (a) the following standing members: (i) the Trust’s Treasurer or Assistant Treasurer, and (ii) a representative of the Administrator, and (b) on an ad hoc basis, a representative of the Advisor. The Fair Value Committee, at its discretion, may also include the Trust’s Chief Compliance Officer. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Fair Value Committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed

38	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

As noted on the prior page, the Fair Value Committee is generally composed of representatives of the Trust, Administrator, and Advisor. The Trust’s CCO may also be included at the Fair Value Committee’s discretion. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Advisor, the prices or values available do not represent the fair value of the instrument based upon factors that may include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination of the closing prices on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) stale prices – securities whose prices have been stale for 20 or more consecutive business days; (vi) mutual funds that do not provide timely NAV information; (vii) interests in a commodity pool or a managed futures pool; and (viii) restricted securities, such as private investments or non-traded securities. The Fair Value Committee may determine the fair value of such restricted security using the following factors: (a) the type of security; (b) the cost at date of purchase; (c) the size and nature of the Funds’ holdings; (d) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;(e) information as to any transactions or offers with respect to the security; (f) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (g) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (h) the level of recent

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	39

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

trades of similar or comparable securities; (i) the liquidity characteristics of the security; (j) current market conditions; (k) the market value of any securities into which the security is convertible or exchangeable; (l) the security’s embedded option values; and (m) information about the financial condition of the issuer and it’s prospects.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the six months ended as of September 30, 2018, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund

Assets*	Level 1	Level 2	Level 3†	Total
Common Stock	$265,028,262	$—	$—	$265,028,262
Bonds & Notes	—	23,826,536	—	23,826,536
Exchange Traded Fund — Commodity	12,590,330	—	—	12,590,330
Preferred Stock	11,238,271	—	—	11,238,271
Private Investment Fund	—	9,732,024	—	9,732,024
Real Estate Investment Trusts	9,547,121	—	—	9,547,121
Rights	—	1,259,408	—	1,259,408
Short-Term Investments	15,325,052	3,496,583	—	18,821,635
US Government & Agency Obligations	—	31,074,329	—	31,074,329
Forward Foreign Currency Contracts**	—	297,982	—	297,982
Total Assets	$313,729,036	$69,686,862	$—	$383,415,898

Liabilities — Derivatives
Forward Foreign Currency Contracts**	$—	$22,504	$—	$22,504

Centerstone International Fund

Assets*	Level 1	Level 2	Level 3†	Total
Common Stock	$157,798,085	$—	$—	$157,798,085
Exchange Traded Fund — Commodity	6,628,033	—	—	6,628,033
Private Investment Fund	—	5,145,331	—	5,145,331
Real Estate Investment Trusts	3,221,294	—	—	3,221,294
Rights	—	784,142	—	784,142
Short-Term Investments	5,706,259	1,498,535	—	7,204,794
US Government & Agency Obligations	—	18,595,960	—	18,595,960
Forward Foreign Currency Contracts**	—	250,791	—	250,791
Total Assets	$173,353,671	$26,274,759	$—	$199,628,430

Liabilities — Derivatives
Forward Foreign Currency Contracts**	$—	$17,469	$—	$17,469

*	Refer to the Portfolio of Investments for country classification.

**	Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.

†	The Funds did not hold any Level 3 securities during the period.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	41

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized as of the beginning of the reporting period. Of the level 1 investments presented above, equity investments amounting to $160,566,107 and $133,439,318 for the Centerstone Investors Fund and Centerstone International Fund, respectively, were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Fund’s foreign equity securities may often be valued at fair value.

b.	Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

c.	Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

42	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

Forward foreign currency contracts outstanding, as of September 30, 2018, are listed after each Fund’s Portfolio of Investments. For the six months ended September 30, 2018, the average monthly outstanding currency purchased or sold in US dollars for forward foreign currency contracts totaled $21,459,541 and $17,834,030 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

d.	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statement of Assets and Liabilities as of September 30, 2018:

Location on the Statements of Assets and Liabilities
Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on open Forward Foreign Currency Contracts	Unrealized depreciation on open Forward Foreign Currency Contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of September 30, 2018:

Asset Derivatives Investment Value
Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$ 297,982

Centerstone International Fund Forward Foreign Currency Contracts	$ 250,791

Liability Derivatives Investment Value
Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$ 22,504

Centerstone International Fund Forward Foreign Currency Contracts	$ 17,469

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended September 30, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency Contracts	Net Realized gain (loss) from:
Forward Foreign Currency Contracts

Net change in unrealized appreciation (depreciation) on:
Forward Foreign Currency Contracts

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	43

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$ 862,421
Centerstone International Fund Forward Foreign Currency Contracts	$ 706,941

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$ 371,688
Centerstone International Fund Forward Foreign Currency Contracts	$ 327,425

e.	Offsetting of Financial Assets and Derivative Assets – The Funds’ policies are to recognize a net asset or liability equal to the unrealized amount on forward foreign currency contracts. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2018.

Centerstone Investors Fund

Assets:				Gross Amounts Not
		Gross	Net Amounts	Offset in the Statement of
		Amounts	of Assets	Assets & Liabilities
	Gross	Offset in the	Presented in
	Amounts of	Statement	the Statement		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral	Net
Description	Assets	Liabilities	Liabilities	Instruments	Pledged	Amount
Forward Foreign Currency Contracts	$297,982	$—	$297,982	$(22,504)	$140,000	$135,478
Total	$297,982	$—	$297,982	$(22,504)	$140,000	$135,478

Liabilities:				Gross Amounts Not
		Gross	Net Amounts	Offset in the Statement of
		Amounts	of Liabilities	Assets & Liabilities
	Gross	Offset in the	Presented in
	Amounts of	Statement	the Statement		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Forward Foreign Currency Contracts	$(22,504)	$—	$(22,504)	$22,504	$—	$—
Total	$(22,504)	$—	$(22,504)	$22,504	$—	$—

*	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

44	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

Centerstone International Fund

Assets:		Gross	Net Amounts	Gross Amounts Not
		Amounts	of Assets	Offset in the Statement
	Gross	Offset in the	Presented in	of Assets & Liabilities
	Amounts of	Statement	the Statement		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral	Net
Description	Assets	Liabilities	Liabilities	Instruments	Pledged	Amount
Forward Foreign Currency Contracts	$250,791	$—	$250,791	$(17,469)	$233,322	$—
Total	$250,791	$—	$250,791	$(17,469)	$233,322	$—

Liabilities:		Gross	Net Amounts	Gross Amounts Not
		Amounts	of Liabilities	Offset in the Statement
	Gross	Offset in the	Presented in	of Assets & Liabilities
	Amounts of	Statement	the Statement		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Forward Foreign Currency Contracts	$(17,469)	$—	$(17,469)	$(17,469)	$—	$—
Total	$(17,469)	$—	$(17,469)	$(17,469)	$—	$—

f.	Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense is recorded on ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded soon after the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments using the effective yield method. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. In general, each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	45

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

g.	Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

h.	Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for tax years ended March 31, 2016 and March 31, 2017, or expected to be taken in the Funds’ March 31, 2018 year-end tax return. The Funds identify their major tax jurisdictions as US Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

i.	Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on ex-date.

46	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

j.	Class Accounting – Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

k.	Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

l.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a.	Management Fees – Centerstone Investors, LLC (the “Advisor”) serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annualized rate of 0.90% of each Fund’s respective average daily net assets, accrued daily and paid monthly. For the six months ended September 30, 2018, the Advisor earned advisory fees of $1,559,646 and $812,735 for the Centerstone Investors Fund and Centerstone International Fund, respectively. Certain trustees and/or officers are also officers of the Advisor.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	47

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

The Advisor has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until July 31, 2020, so that the total annual operating expenses of the Funds do not exceed 1.35%, 2.10% and 1.10% of the average daily net assets of the Class A, Class C and Class I shares, respectively. During the six months ended September 30, 2018, the Advisor waived fees totaling $112,420 and $159,677 for the Centerstone Investors Fund and Centerstone International Fund, respectively. Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.

The following amount is subject to recapture by the Funds until the following dates:

	3/31/2020	3/31/2021
Centerstone Investors Fund	$470,022	$467,447
Centerstone International Fund	346,342	430,467

b.	Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Funds have adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, for Class A and Class C shares. The Plan provides for the monthly payment of a combined shareholder servicing and distribution fee (“Rule 12b-1 Fee”) to the Distributor at an annualized rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively. Class I shares do not pay Rule 12b-1 Fees. For the six months ended September 30, 2018, the Funds incurred distribution Fees of $96,328 and $66,291 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

48	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended September 30, 2018:

	Underwriting	Amount Retained
Fund	Commissions	by Underwriter
Centerstone Investors Fund
Class A	$88,053	$5,692
Class C	56,735	258
Centerstone International Fund
Class A	11,058	758
Class C	28,189	2,396

c.	Administration, Fund Accounting and Transfer Agency Fees – Gemini Fund Services, LLC (“GFS” or the “Administrator”), an affiliate of the Distributor serves as the administrator, fund accountant and transfer agent for the Funds. Certain officers of the Funds are also officers or employees of GFS and are not paid any fees directly for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. The Chief Compliance Officer is an officer of NLCS.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as some print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

d.	Trustees’ Fees – The Board has approved the following Trustee compensation schedule: Each Trustee who is not an interested person of the Trust will receive a quarterly fee of $15,000. The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	49

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended September 30, 2018 were as follows:

	Purchases	Sale Proceeds
	(excluding	(excluding	Purchases of	Proceeds of
	US Government	US Government	US Government	US Government
Fund	Securities)	Securities)	Securities	Securities
Centerstone Investors Fund	$111,063,648	$47,113,036	$8,458,453	$4,983,880
Centerstone International Fund	58,497,682	18,875,657	1,492,587	—

5.	SHARES OF BENEFICIAL INTEREST

At September 30, 2018, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the six months ended September 30, 2018:

		Distributions		Net Increase
Fund	Issued	Reinvested	Redeemed	in Shares

	Class I Shares
Centerstone Investors Fund	6,324,026	—	(1,287,553)	5,036,473
Centerstone International Fund	4,385,891	—	(1,648,904)	2,736,987

	Class A Shares
Centerstone Investors Fund	1,923,982	—	(1,173,648)	750,334
Centerstone International Fund	1,657,737	—	(1,278,347)	379,390

	Class C Shares
Centerstone Investors Fund	496,682	—	(26,224)	470,458
Centerstone International Fund	221,465	—	(38,541)	182,924

50	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION — TAX BASIS

Represents cost for financial reporting purposes and is substantially identical for both book and federal income tax purposes. Net unrealized appreciation (depreciation) consisted of:

	Centerstone	Centerstone
	Investors Fund	International Fund
Gross unrealized appreciation:	$24,033,380	$8,421,794
Gross unrealized depreciation:	(11,632,093)	(8,739,472)
Net unrealized appreciation:	$12,401,287	$(317,678)

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption occurs. For the six months ended September 30, 2018, the Centerstone Investors Fund and the Centerstone International Fund assessed $5,867 and $5,762 in redemption fees, respectively.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the outstanding voting securities of a Fund creates the presumption of control of the Fund, under Section 2(a)(a) of the 1940 Act. As of September 30, 2018, Charles Schwab & Co. Inc. held in omnibus accounts for the benefit of others approximately 26% and 39% of the outstanding voting securities of the Centerstone Investors Fund and Centerstone International Fund, respectively.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements relating to the Funds presented in this report.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	51

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited)

Example

Shareholders of mutual funds will pay (1) transactional costs, such as sales load, and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual-Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual-Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

52	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical–Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual(1)		(5% return before expenses)
				Expenses		Expenses
	Fund’s	Beginning	Ending	Paid During	Ending	Paid During
	Annualized	Account	Account	Period*	Account	Period*
	Expense	Value*	Value	4/1/18-	Value	4/1/18-
	Ratio	4/1/18	9/30/18	9/30/18	9/30/18	9/30/18
Class I:
Investors Fund	1.10%	$1,000.00	$1,028.60	$ 5.59	$1,019.55	$ 5.57
International Fund	1.10%	$1,000.00	$991.50	$ 5.49	$1,019.55	$ 5.57

Class A:
Investors Fund	1.35%	$1,000.00	$1,026.90	$ 6.86	$1,018.30	$ 6.83
International Fund	1.35%	$1,000.00	$990.70	$ 6.74	$1,018.30	$ 6.83

Class C:
Investors Fund	2.10%	$1,000.00	$1,023.60	$ 10.65	$1,014.54	$ 10.61
International Fund	2.10%	$1,000.00	$986.30	$ 10.46	$1,014.54	$ 10.61

(1)	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the one-half year period).

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	53

54	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited)

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 877.314.9006 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 800.SEC.0330. The information on Form N-Q is available without charge, upon request, by calling 877.314.9006.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	55

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE

February 2016

FACTS	WHAT DOES CENTERSTONE INVESTORS TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

	w	Social Security number and wire transfer instructions

What?	w	account transactions and transaction history

	w	investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CENTERSTONE INVESTORS TRUST chooses to share; and whether you can limit this sharing.

Does Centerstone
Reasons we can share your	Investors Trust	Can you limit
personal information	share information?	this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes – to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?     Call 402.493.4603

56	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE

What we do

How does Centerstone Investors Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Centerstone Investors Trust collect my personal information?	We collect your personal information, for example, when you

	w	open an account or deposit money

	w	direct us to buy securities or direct us to sell your securities

	w	seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Federal law gives you the right to limit only:

Why can’t I limit all sharing?	w	sharing for affiliates’ everyday business purposes – information about your creditworthiness.

	w	affiliates from using your information to market to you.

	w	sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

	w	CENTERSTONE INVESTORS TRUST has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

	w	CENTERSTONE INVESTORS TRUST does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	w	CENTERSTONE INVESTORS TRUST does not jointly market.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	57

TRUSTEES & OFFICERS

Independent Trustees

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Paul Coghlan 1945	Independent Trustee since Mar. 2016.	CFO, Linear Technology Corp. (Dec. 1986–Jun. 2015).	2	None
Felix Rivera 1963	Independent Trustee since Mar. 2016.	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy) (Jan. 2011–present).	2	BlueArc Multi-Strategy Fund (2014–2017); Advisors Preferred Trust (since 2012).
Anita K. Krug 1969	Independent Trustee since Mar. 2016.	Professor, University of Washington School of Law (since 2016); Associate Professor, University of Washington School of Law (2014–2016); Assistant Professor, University of Washington School of Law (2010–2014).	2	Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014); Two Roads Shared Trust (since 2012).

58	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

TRUSTEES & OFFICERS

Interested Trustees and Officers

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Abhay Deshpande** 1970	Trustee, President and CEO since Jan. 2016.	Founder & CIO of the Advisor (2015–present); Portfolio Manager, First Eagle Investment Management, LLC (2007–2014).	2	None
Philip Santopadre 1977	Treasurer, Secretary and CFO since Mar. 2016.	COO, CFO and CCO of the Advisor (Mar. 2016–present); Treasurer, First Eagle Funds and First Eagle Variable Funds (Sept. 2005–Mar. 2016); Vice President, First Eagle Investment Management, LLC (Jul. 2006–Mar. 2016).	N/A	N/A
Brian Curley 1976	Assistant Treasurer since Mar. 2017.	Vice President, Gemini Fund Services, LLC (2013–present).	N/A	N/A
Jennifer Farrell 1969	Assistant Secretary since Mar. 2016.	Senior Paralegal, Gemini Fund Services, LLC (2013–present).	N/A	N/A
Michael Wagner 1950	CCO since Nov. 2016.	President, Northern Lights Compliance Services, LLC (2006–present).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Abhay Deshpande is an “interested person” of the Trust as that term is defined under the 1940 Act because of his affiliation with Centerstone Investors LLC, the Funds’ Advisor.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	59

60	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018

CENTERSTONE INVESTORS

Investment Advisor
Centerstone Investors, LLC
135 Fifth Avenue
Suite 3
New York, NY 10010

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

Legal Counsel
Alston & Bird, LLP
950 F Street NW
Washington, D.C. 20004

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent, Fund Accountant and Fund Administrator
Gemini Fund Services, LLC
17605 Wright Street
Suite 2
Omaha, NE 68130

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2018	61

CENTERSTONE
INVESTORS

Centerstone Investors • 135 Fifth Avenue, Suite 3 • New York, New York 10010
212.503.5790 • centerstoneinv.com • in

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders. None at this time.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centerstone Investors Trust

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 12/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 12/6/18

By (Signature and Title)

/s/ Philip Santopadre

Philip Santopadre, Treasurer/Principal Financial Officer

Date 12/6/18